RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Salaries And Benefits	$ 1,184	$ 1,228
Office And Miscellaneous	1,399	647
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries And Benefits	953	878
Office And Miscellaneous	482	461
Total Cost	$ 1,435	$ 1,339